COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of future minimum lease payments for non-cancelable operating leases
As of December 31,
In millions of $	2016

Year 2017	1.2
Year 2018	0.5
Year 2019	0.2

Total	1.9